Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2017
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	27.55%
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201609Member
Share-based payment arrangement, expense, tax benefit	$ 500	$ 200
Stockholder's equity	545,689	262,455	$ 187,129	$ 634,135	$ 544,974	$ 38,919	$ 262,475	$ 153,921
NOL carryforwards	$ 109,600	95,300
Cumulative Effect, Period of Adoption, Adjustment
Income Tax Contingency [Line Items]
Stockholder's equity		$ 400	$ 353